Submission	Sep. 01, 2026
Submission [Line Items]
Central Index Key	0001777835
Registrant Name	Perella Weinberg Partners
Registration File Number	333-289189
Form Type	S-3
Submission Type	424B7
Fee Exhibit Type	EX-FILING FEES